Document and Entity Information	Feb. 16, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001376339
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 16, 2023
Entity Registrant Name	MIMEDX GROUP, INC.
Entity Incorporation State Country Code	FL
Entity File Number	001-35887
Entity Tax Identification Number	26-2792552
Entity Address, Address Line One	1775 West Oak Commons Ct.
Entity Address, Address Line Two	NE
Entity Address, City or Town	Marietta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30062
City Area Code	(770)
Local Phone Number	651-9100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	MDXG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false